Summary of RSU and PSU Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	511,026
Granted (in shares)	71,906
Shares vested (in shares)	(215,826)
Forfeited (in shares)	(116,053)
Outstanding at ending of period (in share)	251,053	511,026
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	$ 72.07
Granted (USD per share)	116.02
Shares vested (USD per share)	68.28
Forfeited (USD per share)	70.89
Outstanding at end of period (USD per share)	$ 85.95	$ 72.07
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 5 months 19 days	11 months 5 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	715,970
Granted (in shares)	158,775
Shares vested (in shares)	(270,362)
Forfeited (in shares)	(34,044)
Outstanding at ending of period (in share)	570,339	715,970
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	$ 72.65
Granted (USD per share)	123.27
Shares vested (USD per share)	67.92
Forfeited (USD per share)	74.45
Outstanding at end of period (USD per share)	$ 88.88	$ 72.65
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 12 days	1 year 3 months 11 days